Accounting Changes Accounting Changes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (note 13)	$ 17,524
Operating lease liabilities	$ 17,524
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (note 13)		$ 19,747
Operating lease liabilities		$ 19,747